UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    03/31/03

Check here if Amendment [ ]; Amendment Number:    ______
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Brian Warner
Address:    767 Third Avenue, 16th Floor
            New York, NY 10017
            (212) 593-4538

Form 13F File Number:    28-6744

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     ______________________________
Title:    ______________________________
Phone:    ______________________________

Signature, Place, and Date of Signing:
       /s/ Brian Warner             New York, NY              05/14/03
    ______________________    _________________________   ________________
          [Signature]               [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       38

Form 13F Information Table Value Total:       $89,664,486


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     Form 13F INFORMATION TABLE

Column 1                     Column 2  Column 3      Column 4          Column 5         Column 6  Column 7            Column 8
--------                     -------- ----------     ---------  ---------------------   --------  -------- ------------------------
                                                                                                                     Voting
                                                                 Shares                                             Authority
                               Title                    Value      or              Put/  Investment   Other  -----------------------
Name of Issuer               of Class    CUSIP        (x$1000)   PRN AMT  SH/PRN   Call  discretion managers     Sole    Shared None
--------------               -------- -----------     --------  --------  -------- ----  ---------- -------- ----------  ------ ----

Acme Communications Inc         COM   04631 10 7    $2,516,468   390,150                     Sole                  X
Ameristar Casinos Inc           COM   03070Q 10 1   $2,385,200   222,500                     Sole                  X
Arris Group                     COM   04269Q 10 0   $2,369,110   640,300                     Sole                  X
AT&T Corp                       COM   001957 10 9     $868,158    53,590                     Sole                  X
AT&T Wireless Svcs Inc          COM   00209A 10 6     $685,918   103,927                     Sole                  X
Avatar Hldgs Inc              SUB NT
                            CONV 7%05 053494 AD 2   $2,503,963 2,470,000                     Sole                  X
Brookfield Homes Corp           COM   112723 10 1     $728,200    55,000                     Sole                  X
Crown Media Hldgs Inc          CL A   228411 10 4      $79,475    28,900                     Sole                  X
Comcast Corp - CL A            CL A   20030N 10 1   $2,478,238    86,682                     Sole                  X
Compugen Limited                COM   M25722 10 5      $13,140     7,300                     Sole                  X
Equity Office Jul 25            PUT     EOPSE          $12,000       100                     Sole                  X
Equity Office Jul 22            PUT     EOPSX         $189,125     4,450                     Sole                  X
Farnklin Electronic Publishers  COM   353515 10 9      $82,000    40,000                     Sole                  X
Find SVP Inc. New               COM   317718 30 2      $81,250    65,000                     Sole                  X
Gaylord Entertainment Co. NEW   COM   367905 10 6   $2,387,350   133,000                     Sole                  X
Gray Communications Sys Inc     COM   389190 10 9  $10,197,900 1,133,100                     Sole                  X
Grey Wolf Inc                   COM   389375 10 6     $114,260    29,000                     Sole                  X
I/Omagic Inc                    COM   449793 10 8       $3,035       867                     Sole                  X
Imagistics Int'l, Inc.          COM   45247T 10 4   $4,288,186   230,300                     Sole                  X
Imperial Sugar                  COM   453096 20 8      $17,108     2,800                     Sole                  X
Isle of Capri Casinos Inc       COM   464592 10 4  $17,753,075 1,510,900                     Sole                  X
Kerzner International LTD       COM   P6065Y 10 7   $1,438,272    63,360                     Sole                  X
LA Quinta Corp.                 COM   50419U 20 2     $518,500   170,000                     Sole                  X
Liberty Media Corp.             COM   530718 10 5  $21,028,087 2,161,160                     Sole                  X
Mail Well Inc                   COM   560321 20 0     $128,702    63,400                     Sole                  X
Main Street & Main, Inc.        COM   560345 30 8     $124,555   145,000                     Sole                  X
Nasdaq Stock Market Inc         COM   631103 10 8      $10,425     1,500                     Sole                  X
Nevada Gold & Casino's          COM   64126Q 20 6   $1,410,255   223,850                     Sole                  X
North Pittsburgh Sys Inc        COM   661562 10 8   $1,661,325   122,970                     Sole                  X
NTL Inc                         COM   62940M 10 4     $221,750    25,000                     Sole                  X
Opentv Corp CL A SA             COM   G67543 10 1     $171,262   188,200                     Sole                  X
Penwest Pharmaceuticals Co.     COM   709754 10 5   $3,934,160   245,885                     Sole                  X
Put Polaris Inds Apr 45         PUT     PIIPI          $70,000     1,000                     Sole                  X
Price Legacy Corp.              COM   74144P 10 6   $1,345,635   527,700                     Sole                  X
Pricemart PF Conv.              PF    741511 10 9     $500,000       500                     Sole                  X
Pricesmart Inc                  COM   741511 10 9   $6,814,409   457,650                     Sole                  X
Summit America Telivision       COM   86600T 10 9     $529,803   222,700                     Sole                  X
Tripath Technology Inc.         COM   89672P 10 4       $4,189    19,043                     Sole                  X

                                                  ------------
         TOTAL                                     $89,664,486
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